Capital Management (Cash Flows to Adjusted Funds Flow from Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash flows from (used in) operations	$ 1,748.0	$ 1,718.7
Increase (decrease) in working capital	(37.2)	(18.7)
Finance costs paid, classified as operating activities	5.1	3.7
Decommissioning Expenditures	25.3	25.1
Cash Flows From Operations, Adjusted Funds Flow	$ 1,741.2	$ 1,728.8